Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,194,398.26

Principal:
Principal Collections	$23,407,624.50
Prepayments in Full	$15,895,602.97
Liquidation Proceeds	$301,662.03
Recoveries	$59,297.69
Sub Total	$39,664,187.19
Collections	$41,858,585.45

Purchase Amounts:
Purchase Amounts Related to Principal	$1,201.91
Purchase Amounts Related to Interest	$0.54
Sub Total	$1,202.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,859,787.90

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,859,787.90
Servicing Fee	$871,433.71	$871,433.71	$0.00	$0.00	$40,988,354.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,988,354.19
Interest - Class A-2 Notes	$39,568.41	$39,568.41	$0.00	$0.00	$40,948,785.78
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$40,835,020.78
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$40,779,895.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,779,895.78
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$40,756,871.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,756,871.61
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$40,738,666.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,738,666.94
Regular Principal Payment	$37,568,038.24	$37,568,038.24	$0.00	$0.00	$3,170,628.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,170,628.70
Residual Released to Depositor	$0.00	$3,170,628.70	$0.00	$0.00	$0.00

Total		$41,859,787.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,568,038.24
Total					$37,568,038.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,568,038.24	$82.56	$39,568.41	$0.09	$37,607,606.65	$82.65
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$37,568,038.24	$28.55	$249,687.25	$0.19	$37,817,725.49	$28.74

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$279,306,397.29	0.6137793	$241,738,359.05	0.5312230
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$935,156,397.29	0.7106700	$897,588,359.05	0.6821202

Pool Information
Weighted Average APR	2.431%	2.421%
Weighted Average Remaining Term	52.04	51.19
Number of Receivables Outstanding	35,572	34,764
Pool Balance	$1,045,720,446.61	$1,006,029,612.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$972,715,685.09	$935,706,749.67
Pool Factor	0.7387645	0.7107243

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$70,322,862.96
Targeted Overcollateralization Amount	$108,441,253.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,441,253.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$84,742.57
(Recoveries)		11	$59,297.69
Net Loss for Current Collection Period			$25,444.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0292%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0520%
Second Prior Collection Period			0.1525%
Prior Collection Period			0.1074%
Current Collection Period			0.0298%
Four Month Average (Current and Prior Three Collection Periods)			0.0854%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		539	$562,267.82
(Cumulative Recoveries)			$60,426.90
Cumulative Net Loss for All Collection Periods			$501,840.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0355%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,043.17
Average Net Loss for Receivables that have experienced a Realized Loss			$931.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	181	$5,508,354.10
61-90 Days Delinquent	0.07%	25	$708,406.95
91-120 Days Delinquent	0.02%	4	$166,912.90
Over 120 Days Delinquent	0.00%	1	$4,263.76
Total Delinquent Receivables	0.63%	211	$6,387,937.71

Repossession Inventory:
Repossessed in the Current Collection Period		11	$464,500.68
Total Repossessed Inventory		17	$639,793.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0632%
Prior Collection Period			0.0618%
Current Collection Period			0.0863%
Three Month Average			0.0705%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0874%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	10

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$3,951,858.57
2 Months Extended	145	$4,789,258.41
3+ Months Extended	8	$300,181.97

Total Receivables Extended	266	$9,041,298.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer